Fair value estimates (Tables)	12 Months Ended
Dec. 31, 2017
Fair value estimates
Schedule of fair value measurements of assets and liabilities

	2017
	Level 1	Level 2	Level 3	Total

Fair value measurements
Assets
At fair value through profit and loss
Derivative financial instruments (Note 11)		448,292		448,292
Warrant to acquire Ensyn’s shares (Note 17(b))			9,825	9,825
Marketable securities (Note 10)	1,992,707	783,255		2,775,962

Available for sale financial assets
Other investments - Ensyn (Note 17(b))			105,955	105,955
Other investments - CelluForce (Note 17(b))			13,962	13,962
Other investments - Spinnova (Note 17(b))			19,847	19,847

Biological asset (Note 18) (*)			4,253,008	4,253,008

Total assets	1,992,707	1,231,547	4,402,597	7,626,851

Liabilities
At fair value through profit and loss
Derivative financial instruments (Note 11)		(314,090)		(314,090)

Total liabilities		(314,090)		(314,090)

	2016
	Level 1	Level 2	Level 3	Total

Fair value measurements
Assets
At fair value through profit and loss
Derivative financial instruments (Note 11)		499,046		499,046
Warrant to acquire Ensyn’s shares (Note 17(b))			9,875	9,875
Marketable securities (Note 10)	170,747	1,856,668		2,027,415

Available for sale financial assets
Other investments - Ensyn (Note 17(b))			104,389	104,389
Other investments - CelluForce (Note 17(b))			12,857	12,857

Biological asset (Note 18) (*)			4,351,641	4,351,641

Total assets	170,747	2,355,714	4,478,762	7,005,223

Liabilities
At fair value through profit and loss
Derivative financial instruments (Note 11)		(480,634)		(480,634)

Total liabilities		(480,634)		(480,634)

(*) See the changes in the fair value of the biological assets in Note 18.

Schedule of fair value of loans and financing

	Yield used to
	discount (*)	2017	2016

Quoted in the secondary market
In foreign currency
Bonds - VOTO IV		349,595	339,412
Bonds - Fibria Overseas		6,589,506	1,965,237
Estimated based on discounted cash flow
In foreign currency
Export credits	LIBOR US$	2,267,818	5,095,285
Export credits (Finnvera)	LIBOR US$	1,356,872	1,107,075
In local currency
BNDES — TJLP	Brazilian interbank rate (DI 1)	1,908,852	1,424,974
BNDES — Fixed rate	Brazilian interbank rate (DI 1)	79,226	106,128
BNDES — Selic	Brazilian interbank rate (DI 1)	385,477	164,368
Currency basket	Brazilian interbank rate (DI 1)	481,088	506,779
Banco do Nordeste	Brazilian interbank rate (DI 1)	149,189	105,734
CRA	Brazilian interbank rate (DI 1)	4,783,841	3,786,581
FINEP	Brazilian interbank rate (DI 1)	1,133	1,676
FINAME	Brazilian interbank rate (DI 1)	167	2,130
NCE in Reais	Brazilian interbank rate (DI 1)	392,246	672,653
Midwest Fund	Brazilian interbank rate (DI 1)		11,138
FDCO	Brazilian interbank rate (DI 1)	534,652	367,573

		19,279,662	15,656,743

(*) Used to calculate the present value of the loans.

Summary of yield curves used to calculate fair value of derivative financial instruments

The yield curves used to calculate the fair value in December 31, 2017, are as follows:

Interest rate curves
Brazil		United States		Dollar coupon
Vertex	Rate (p.a.) - %	Vertex	Rate (p.a.) - %	Vertex	Rate (p.a.) - %

1M	6.90	1M	1.72	1M	2.66
6M	6.66	6M	1.75	6M	2.48
1Y	6.87	1Y	1.90	1Y	2.70
2Y	8.07	2Y	2.07	2Y	3.00
3Y	9.06	3Y	2.17	3Y	3.24
5Y	9.99	5Y	2.25	5Y	3.84
10Y	10.78	10Y	2.41	10Y	4.28